Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan
A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested stock award under share-based payments plans, in effect as of December 31, 2025 and 2024 is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2021	32,852	20% first five anniversaries	5 years
February, 2021	103,802	33% first three anniversaries	3 years
February, 2022	13,943	33% first three anniversaries	3 years
June, 2022	20,368	33% first three anniversaries	3 years
June, 2022	994	33% first three anniversaries	3 years
February, 2023	30,567	33% first three anniversaries	3 years
June, 2023	10,809	33% first three anniversaries	3 years
September, 2023	634	33% first three anniversaries	3 years
February, 2024	33,147	33% first three anniversaries	3 years
June, 2024	42,469	33% first three anniversaries	3 years
September, 2024	10,000	15% first three anniversaries 25% fourth anniversary 30% fifth anniversary	5 years
February, 2025	22,476	33% first three anniversaries	3 years
February, 2025	1,879	100% immediate	Immediate
June, 2025	7,752	33% first three anniversaries	3 years
June, 2025	1,020	20% first five anniversaries	5 years
August, 2025	858	33% first three anniversaries	3 years

Summary of Non-vested Stock Award Activity
A summary of the non-vested stock award activity under the plan as of December 31, 2025, 2024 and 2023 with changes during these years is as follows (in number of shares):

	2025	2024	2023
Non-vested as of January 1	143,027	120,744	138,243
Granted	33,985	85,616	42,010
Vested	(66,843)	(63,083)	(59,066)
Forfeited	(355)	(250)	(443)
Non-vested as of December 31	109,814	143,027	120,744